Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheets (Details) - Class A Ordinary Shares Subject to Redemption [Member] - USD ($)
	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheets [Line Items]
Class A ordinary shares subject to possible redemption, beginning	$ 309,579,292	$ 306,880,908	$ 306,880,908	$ 294,617,243
Plus:
Accretion for Class A ordinary shares to redemption amount	2,740,218	2,698,384		12,263,665	$ 29,686,504
Class A ordinary shares subject to possible redemption, ending	$ 312,319,510	$ 309,579,292	$ 312,319,510	$ 306,880,908	294,617,243
Gross proceeds					287,500,000
Less:
Proceeds allocated to Public Warrants					(3,421,250)
Class A ordinary shares issuance costs					$ (19,148,011)